Stockholders' Equity - Equity transactions (Details)					12 Months Ended
	Oct. 15, 2025 USD ($) item $ / shares shares	Oct. 05, 2025 USD ($) $ / shares shares	Jul. 14, 2025 USD ($) item $ / shares shares	May 05, 2025 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 19, 2025 USD ($)
Stockholders' equity
Gross proceeds					$ 429,266,000	$ 60,000,000
Commissions and offering expenses paid					28,996,000	$ 5,936,000	$ 295,000
Class A Warrants
Stockholders' equity
Equity issuance costs		$ 3,583,183
Class B Warrants
Stockholders' equity
Gross proceeds from exercise of warrants					$ 9,200,000
Number of warrants exercised | shares					2,000,000
Pre-funded Warrants
Stockholders' equity
Gross proceeds from exercise of warrants					$ 56,839,132
Shares issued for warrant exercises | shares					35,496,048
Class C Warrants
Stockholders' equity
Number of shares for warrants | shares		26,250,000
Exercise price of warrants | $ / shares		$ 5.1
Expiry period of warrants		7 years
Registered direct offering
Stockholders' equity
Number of shares agreed to sell and issue | shares	12,640,000		60,000,000	10,000,000
Value of shares agreed to sell and issue	$ 200,000,000		$ 15,000,000	$ 20,000,000
Proceeds, net of stock issuance costs				$ 1,574,982
Exercise price of warrants | $ / shares		$ 4.6
Equity issuance costs	$ 12,291,832		$ 4,424,679
Gross proceeds from exercise of warrants		$ 69,000,000
Registered direct offering | Warrant
Stockholders' equity
Number of warrants accompanied with each share | item			1
Exercise price of warrants | $ / shares			$ 4.6
Expiry period of warrants			7 years
Registered direct offering | Class A Warrants
Stockholders' equity
Number of warrants accompanied with each share | item			1
Registered direct offering | Class B Warrants
Stockholders' equity
Number of warrants accompanied with each share | item			1
Registered direct offering | Pre-funded Warrants
Stockholders' equity
Number of warrants accompanied with each share | item	1
Exercise price of warrants | $ / shares	$ 0.0001
Registered direct offering | Class D Warrants
Stockholders' equity
Number of warrants accompanied with each share | item	1
Exercise price of warrants | $ / shares	$ 9.25
Expiry period of warrants	7 years
Registered direct offering | Maximum | Class A Warrants
Stockholders' equity
Number of shares for warrants | shares			15,000,000
Registered direct offering | Maximum | Class B Warrants
Stockholders' equity
Number of shares for warrants | shares			15,000,000
Registered direct offering | Maximum | Pre-funded Warrants
Stockholders' equity
Number of shares for warrants | shares	14,026,666
Registered direct offering | Maximum | Class D Warrants
Stockholders' equity
Number of shares for warrants | shares	53,333,332
ATM
Stockholders' equity
Proceeds, net of stock issuance costs					$ 68,591,229
Number of shares issued | shares					15,450,000
Price per share | $ / shares					$ 4.6
Gross proceeds					$ 71,066,307
Commissions and offering expenses paid					$ 2,475,077
Number of shares available for issuance | shares					28,900,000
ATM | Maximum
Stockholders' equity
Value of shares agreed to sell and issue								$ 100,000,000